Debt (Tables)	12 Months Ended
Mar. 31, 2021
Barkbox Inc [Member]
Summary of Long-term Debt
At March 31, 2021 and 2020, long-term debt consisted of the following:

	Weighted-Average Interest Rate As of March 31,	As of March 31,
	2021	2021	2020
2025 Convertible Notes	5.50%	$75,000	$—
Western Alliance revolving line of credit & term loan	5.75%	34,300	44,300
Pinnacle term loan	—%	—	15,250
Convertible promissory notes	8.17%	7,167	5,366
PPP loan	1.00%	5,157	—

		121,624	64,916
Less: short-term debt	—%	—	(45,184)
Less: deferred financing fees and debt discount		(5,895)	(3,386)

Total long-term debt		$115,729	$16,346